DEBT - Xihang & YSX Network and Guangzhou YSX (Details)											6 Months Ended
	Jan. 05, 2026 CNY (¥)	Oct. 03, 2025 CNY (¥)	Sep. 10, 2025 CNY (¥) installment	Aug. 13, 2025 USD ($)	Jul. 25, 2025 USD ($)	Mar. 27, 2025 USD ($)	Jan. 18, 2025 CNY (¥)	Dec. 24, 2024 USD ($)	Sep. 15, 2023 USD ($)	Sep. 13, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 10, 2025 USD ($)	Sep. 10, 2025 CNY (¥)	Aug. 13, 2025 CNY (¥)	Jul. 25, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 27, 2025 CNY (¥)	Dec. 24, 2024 CNY (¥)	Sep. 15, 2023 CNY (¥)	Sep. 13, 2023 CNY (¥)
DEBT
Current portion of long-term loans											$ 98,328
Long-term loans											2,107,038
Interest expense											114,206		$ 62,438
Xihang
DEBT
Asset-liability ratio										70					70	70								70
Non-related party
DEBT
Repayment of long-term bank loans											528,225		69,419
Current portion of long-term loans											98,328								$ 578,775
Long-term loans											2,107,038								1,281,574
Related party
DEBT
Repayment of long-term bank loans													$ 69,419
Bank of China | Xihang
DEBT
Effective interest rate										3.70%														3.70%
Bank of China | Non-related party
DEBT
Long-term loans, including current portion											1,783,958								1,860,349
BOC, 3.4 million | Xihang
DEBT
Debt amount										$ 477,595														¥ 3,400,000
Debt term										2 years
Long-term loans, including current portion																			491,642	¥ 3,500,000
BOC, 3.0 million | Xihang
DEBT
Debt amount															$ 421,408	¥ 3,000,000
Debt term			2 years
Amount of periodic payment | ¥		¥ 150,000	¥ 150,000
Effective interest rate															2.60%	2.60%
Current portion of long-term loans											42,141			¥ 300,000
Long-term loans											379,267			2,700,000
Number of installments | installment			5
Number of semi-annual installment | installment			3
BOC, 5.0 million | YSX Network
DEBT
Debt amount								$ 702,346														¥ 5,000,000
Debt term								3 years
Repayment of long-term bank loans											28,094	¥ 200,000
Long-term loans, including current portion											674,252			4,800,000
Effective interest rate								3.05%														3.05%
Maximum guarantee amount								$ 702,346														¥ 5,000,000
Current portion of long-term loans																			55,121
Long-term loans																			633,897
BOC, 5.0 million | Jie xiao and Xinjiang YSX
DEBT
Debt amount						$ 702,346															¥ 5,000,000
Debt term						3 years
Repayment of long-term bank loans											14,047	¥ 100,000
Long-term loans, including current portion											688,299			¥ 4,900,000
Effective interest rate						3.10%															3.10%
Maximum guarantee amount						$ 702,346															¥ 5,000,000
Current portion of long-term loans																			41,341
Long-term loans																			$ 647,677
BOC, 2.0 million | YSX Network
DEBT
Debt amount				$ 140,469	$ 280,938												¥ 1,000,000	¥ 2,000,000
Debt term				2 years	2 years
Repayment of long-term bank loans | ¥	¥ 1,000,000						¥ 2,000,000
Effective interest rate				7.99%	7.99%												7.99%	7.99%
BOC, 1.6 million | Xihang
DEBT
Debt amount									$ 224,751														¥ 1,600,000
Debt term									2 years
BOC 5.0 million
DEBT
Debt amount						$ 702,346,000,000		$ 702,346,000,000													¥ 5,000,000	¥ 5,000,000
WeBank | Non-related party
DEBT
Long-term loans, including current portion											$ 421,408